Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended	6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended						2 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Apr. 01, 2012	Jun. 29, 2014	Jun. 30, 2013	Sep. 29, 2013	Nov. 06, 2013	Dec. 29, 2013	Jun. 29, 2014 Mastheads [Member]	Jun. 29, 2014 Advertiser Relationships [Member]	Sep. 29, 2013 Advertiser Relationships [Member]	Nov. 06, 2013 Advertiser Relationships [Member]	Dec. 29, 2013 Advertiser Relationships [Member]	Jun. 29, 2014 Customer Relationships [Member]	Sep. 29, 2013 Customer Relationships [Member]	Dec. 29, 2013 Customer Relationships [Member]	Jun. 29, 2014 Subscriber Relationships [Member]	Sep. 29, 2013 Subscriber Relationships [Member]	Nov. 06, 2013 Subscriber Relationships [Member]	Dec. 29, 2013 Subscriber Relationships [Member]	Jun. 29, 2014 Trade Names [Member]	Sep. 29, 2013 Trade Names [Member]	Dec. 29, 2013 Trade Names [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member] Advertiser Relationships [Member]	Dec. 30, 2012 Predecessor [Member] Customer Relationships [Member]	Dec. 30, 2012 Predecessor [Member] Subscriber Relationships [Member]	Dec. 30, 2012 Predecessor [Member] Trade Names [Member]	Dec. 29, 2013 Successor [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)								15.9					15.9			16.0				16.0			10.0
Amortization expense, intangible assets	$ 1,623	$ 5,823		$ 3,216	$ 11,668																			$ 18,246	$ 23,583	$ 23,876					$ 1,049
Goodwill tax deductible amount																									606,013						567,086
Goodwill impairment			216																							385
Goodwill impairment, subsequently reclassed to discontinued operations																									216	385
Goodwill, balance for a reporting unit			216
Percentage of declines in print revenues, low range						5.00%
Percentage of declines in print revenues, high range						9.00%
Percentage of growth in circulation revenue, percent						2.00%
Percentage of expense declines						4.00%
Discount rates, low range						14.50%	14.50%					14.50%							14.50%
Discount rates, high range						17.00%	16.50%					17.00%							15.50%
Attrition rates, low range						5.00%	5.00%
Attrition rates, high range						7.50%	7.50%
Long term growth rate						0.00%
Effective tax rate						39.15%
Intangible assets impairment											68,573				2,077			19,149				1,800
Weighted average amortization period										15 years 10 months 24 days				15 years 10 months 24 days			16 years				10 years
2014	3,244			3,244				6,292
2015	6,457			6,457				6,292
2016	6,457			6,457				6,292
2017	6,457			6,457				6,292
2018	6,457			6,457				6,292
Thereafter	69,023			69,023				68,091
Total	$ 98,095			$ 98,095				$ 99,551		$ 57,013			$ 57,910	$ 5,603		$ 5,631	$ 35,227			$ 35,745	$ 252		$ 265		$ 183,693		$ 132,665	$ 5,343	$ 43,054	$ 2,289	$ 99,551
Percent that fair value exceeds carrying value, less than				10.00%					3.00%